Other Financial Liabilities - Summary of Unsecured Liabilities by Currency and Maturity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2016
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				$ 668,056
Non-current, Maturity				2,781,701
Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 271,665	$ 458,908		501,608
Non-current, Maturity	2,906,343	2,695,826		1,959,721
Less than 90 Days [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	53,976	260,443		102,840
More than 90 Days [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	217,689	198,465		398,768
One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				512,828
One to two years [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	334,762	317,704		334,330
Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				426,840
Two to three years [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	348,317	348,883		277,657
Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				360,063
Three to four years [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	428,550	165,036		248,201
Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				223,278
Four to five years [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	282,329	371,611		129,896
Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,258,692
Over five years [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,512,385	$ 1,492,592		969,637
Chile [Member] | U.S. Dollar [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Description of currency in which supplementary information is displayed	US$	US$	US$
Nominal Interest Rate	5.30%	5.30%	7.00%
Credit Ratings On Debt Securities Description	Unsecured	Unsecured	Unsecured
Current, Maturity	$ 4,405	$ 4,405		252,834
Non-current, Maturity	$ 582,676	$ 580,998		858
Chile [Member] | Unidad de Fomento (funds code) | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Description of currency in which supplementary information is displayed	U.F.	U.F.	U.F.
Nominal Interest Rate	5.75%	5.75%	5.75%
Credit Ratings On Debt Securities Description	Unsecured	Unsecured	Unsecured
Current, Maturity	$ 6,458	$ 5,531		4,812
Non-current, Maturity	24,836	27,918		30,352
Chile [Member] | More than 90 Days [Member] | U.S. Dollar [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4,405	4,405		252,834
Chile [Member] | More than 90 Days [Member] | Unidad de Fomento (funds code) | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,458	5,531		4,812
Chile [Member] | One to two years [Member] | Unidad de Fomento (funds code) | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,746	5,759		4,994
Chile [Member] | Two to three years [Member] | Unidad de Fomento (funds code) | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	7,134	6,090		5,281
Chile [Member] | Three to four years [Member] | Unidad de Fomento (funds code) | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	7,544	6,441		5,585
Chile [Member] | Four to five years [Member] | Unidad de Fomento (funds code) | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,412	6,811		5,906
Chile [Member] | Over five years [Member] | U.S. Dollar [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 582,676	580,998		858
Chile [Member] | Over five years [Member] | Unidad de Fomento (funds code) | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 2,817		8,586
Peru [Member] | U.S. Dollar [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Description of currency in which supplementary information is displayed	US$	US$	US$
Nominal Interest Rate	6.59%	6.59%	6.50%
Credit Ratings On Debt Securities Description	Unsecured	Unsecured	Unsecured
Current, Maturity	$ 10,991	$ 973		21,473
Non-current, Maturity	$ 28,211	$ 38,143		38,220
Peru [Member] | Peruvian sol [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Description of currency in which supplementary information is displayed	PS$	PS$	PS$
Nominal Interest Rate	6.29%	6.27%	6.44%
Credit Ratings On Debt Securities Description	Unsecured	Unsecured	Unsecured
Current, Maturity	$ 6,263	$ 46,743		29,881
Non-current, Maturity	394,449	350,354		303,538
Peru [Member] | Less than 90 Days [Member] | U.S. Dollar [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	10,991	973		1,444
Peru [Member] | Less than 90 Days [Member] | Peruvian sol [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	3,648	16,116		16,721
Peru [Member] | More than 90 Days [Member] | U.S. Dollar [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				20,029
Peru [Member] | More than 90 Days [Member] | Peruvian sol [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,615	30,627		13,160
Peru [Member] | One to two years [Member] | U.S. Dollar [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	8,179	9,994
Peru [Member] | One to two years [Member] | Peruvian sol [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	66,364			29,048
Peru [Member] | Two to three years [Member] | U.S. Dollar [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,016	8,161		10,014
Peru [Member] | Two to three years [Member] | Peruvian sol [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	40,127	63,949
Peru [Member] | Three to four years [Member] | U.S. Dollar [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		9,994		8,178
Peru [Member] | Three to four years [Member] | Peruvian sol [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,867	38,667		63,084
Peru [Member] | Four to five years [Member] | U.S. Dollar [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				10,014
Peru [Member] | Four to five years [Member] | Peruvian sol [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	35,497	29,744		38,144
Peru [Member] | Over five years [Member] | U.S. Dollar [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,016	9,994		10,014
Peru [Member] | Over five years [Member] | Peruvian sol [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 221,594	$ 217,994		173,262
Argentina [Member] | U.S. Dollar [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Description of currency in which supplementary information is displayed	US$
Nominal Interest Rate	0.00%
Credit Ratings On Debt Securities Description	Unsecured
Argentina [Member] | Argentine peso [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Description of currency in which supplementary information is displayed	AR$
Nominal Interest Rate	0.00%
Credit Ratings On Debt Securities Description	Unsecured
Colombia [Member] | U.S. Dollar [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Description of currency in which supplementary information is displayed	US$
Nominal Interest Rate	0.00%
Credit Ratings On Debt Securities Description	Unsecured
Colombia [Member] | Colombian peso [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Description of currency in which supplementary information is displayed	CP$	CP	CP
Nominal Interest Rate	8.69%	10.16%	10.81%
Credit Ratings On Debt Securities Description	Unsecured	Unsecured	Unsecured
Current, Maturity	$ 198,645	$ 229,096		84,675
Non-current, Maturity	1,546,324	1,483,398		1,294,395
Colombia [Member] | Less than 90 Days [Member] | Colombian peso [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	37,900	229,096		84,675
Colombia [Member] | More than 90 Days [Member] | Colombian peso [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	160,745
Colombia [Member] | One to two years [Member] | Colombian peso [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	253,473	159,422		176,638
Colombia [Member] | Two to three years [Member] | Colombian peso [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	110,856	198,197		151,071
Colombia [Member] | Three to four years [Member] | Colombian peso [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	337,987	109,934		113,937
Colombia [Member] | Four to five years [Member] | Colombian peso [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	190,818	335,056		75,832
Colombia [Member] | Over five years [Member] | Colombian peso [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 653,190	$ 680,789		776,917
Brazil [Member] | U.S. Dollar [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Description of currency in which supplementary information is displayed	US$
Nominal Interest Rate	0.00%
Credit Ratings On Debt Securities Description	Unsecured
Brazil [Member] | Brazilian Reals [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Description of currency in which supplementary information is displayed	R$	R$	R$
Nominal Interest Rate	7.35%	13.50%	15.64%
Credit Ratings On Debt Securities Description	Unsecured	Unsecured	Unsecured
Current, Maturity	$ 44,903	$ 172,160		107,933
Non-current, Maturity	329,847	215,015		292,358
Brazil [Member] | Less than 90 Days [Member] | Brazilian Reals [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,437	14,258
Brazil [Member] | More than 90 Days [Member] | Brazilian Reals [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	43,466	157,902		107,933
Brazil [Member] | One to two years [Member] | Brazilian Reals [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		142,529		123,650
Brazil [Member] | Two to three years [Member] | Brazilian Reals [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	180,184	$ 72,486		111,291
Brazil [Member] | Three to four years [Member] | Brazilian Reals [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	52,152			$ 57,417
Brazil [Member] | Four to five years [Member] | Brazilian Reals [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	52,602
Brazil [Member] | Over five years [Member] | Brazilian Reals [Member] | Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 44,909